Segmented information	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Segmented information

14. Segmented information:

Revenue

The Company operates in reportable business segments, the sale of Ad tech advertising and content revenue.

The Company had the following revenue by geographical region.

	Six Months ended June 30, 2023	Six Months ended June 30, 2022	Three Months ended June 30, 2023	Three Months ended June 30, 2022
Ad tech advertising revenue
Western Europe	$1,571,557	$1,587,027	$1,007,568	$946,934
Central, Eastern and Southern Europe	130,756	133,177	67,504	79,159
North America	2,066,503	2,181,933	1,302,204	1,153,882
Other	264,698	711,068	118,193	278,376

Total ad tech advertising revenue	$4,033,514	$4,613,205	$2,495,469	$2,458,351

Content revenue
Western Europe	$36,781	$40,560	$18,035	$18,062
Central, Eastern and Southern Europe	26	304	14	97
North America	3,117	30,611	2,784	3,332
Other	91,640	63,002	43,161	7,323

Total content revenue	$131,564	$134,477	$63,994	$28,814

Programmatic advertising revenue
North America	$322,846	$57,926	$254,776	$30,972

Total Programmatic advertising revenue	$322,846	$57,926	$254,776	$30,972

Total revenue
Western Europe	$1,608,338	$1,627,587	$1,025,603	$964,996
Central, Eastern and Southern Europe	130,782	133,481	67,518	79,256
North America	2,392,466	2,270,470	1,559,764	1,188,186
Other	356,338	774,070	161,354	285,699

Total revenue	$4,487,924	$4,805,608	$2,814,239	$2,518,137

Equipment

The Company’s equipment is located as follows:

Net Book Value	June 30, 2023	December 31, 2022
Anguilla	$-	$60
Canada	20,203	20,143
Israel	9,874	9,279
United Kingdom	3,367	4,040
	$33,444	$33,522

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended June 30, 2023 and 2022

(Unaudited)